Lee W. Cassidy
                  Attorney at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  lwcassidy@aol.com



Telephone: 949/673-4510              Fax:  949/673-4525

                  January 26, 2018


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re: Birch Forest Acquisition Corporation
		Amendment No. 1

Greetings:

     I attach for filing Amendment No. 1 for the Birch
Forest Acquisition Corporation registration statement on Form 10-12g.

The amendment is filed to revise the Report of Independent
Registered Public Accounting Firm with the correct and final version which appears in the financial statements section of the registration statement.

We are simultaneously filing additional identical amended registration statements on Forms 10-12g namely:

	Aspen Forest Acquisition Corporation
	Dense Forest Acquisition Corporation
	Hickory Forest Acquisition Corporation
	Hidden Forest Acquisition Corporation
	Maple Forest Acquisition Corporation
	Snowy Forest Acquisition Corporation
	Walnut Forest Acquisition Corporation
	Willow Forest Acquisition Corporation


	                         Sincerely,



	                         /s/ Lee Cassidy
				  Cell phone:  202-415-3563